TRADE ACCOUNTS RECEIVABLE - Main customers (Details) - Net Sales	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pulp
TRADE ACCOUNTS RECEIVABLE
Concentration risk percentage	10.27%	10.67%
Paper
TRADE ACCOUNTS RECEIVABLE
Concentration risk percentage	10.00%	10.00%